WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 88.0%	Shares	Value
Emerging Markets Debt - 17.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	29,200	$ 2,748,304
VanEck Emerging Markets High Yield Bond ETF	269,618	5,435,499
VanEck J.P. Morgan EM Local Currency Bond ETF	254,041	6,442,480
Vanguard Emerging Markets Government Bond ETF	40,824	2,704,182
		17,330,465
Master Limited Partnerships - 0.4%
Global X MLP ETF	9,178	460,093

Real Estate Investment Trusts (REITs) - 0.9%
Vanguard Real Estate ETF	9,287	856,633

U.S. Fixed Income - 69.2%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	105,699	1,400,512
Invesco Senior Loan ETF (a)	513,201	10,736,165
iShares Broad USD High Yield Corporate Bond ETF	198,215	7,458,830
iShares National Muni Bond ETF (a)	36,496	3,812,372
iShares Preferred & Income Securities ETF (a)	87,968	2,767,473
iShares TIPS Bond ETF	54,511	6,059,988
SPDR Bloomberg Convertible Securities ETF	57,152	4,931,075
SPDR Bloomberg Short Term High Yield Bond ETF	388,463	9,921,345
Vanguard Mortgage-Backed Securities ETF (a)	245,268	11,434,394
Vanguard Short-Term Inflation-Protected Securities ETF	197,646	10,016,699
		68,538,853

Total Exchange-Traded Funds (Cost $85,194,907)		$ 87,186,044

MONEY MARKET FUNDS - 9.7%	Shares	Value
DWS Government Money Market Series - Institutional Class, 4.25% (b)	2,163,346	$ 2,410,959
Fidelity Institutional Money Market Government Portfolio - Class I, 4.21% (b)	2,163,346	2,410,959
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 4.14% (b)	2,163,347	2,410,958

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.7% (Continued)	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.16% (b)	2,163,346	$ 2,410,959
Total Money Market Funds (Cost $9,643,835)		$ 9,643,835

COLLATERAL FOR SECURITIES LOANED - 29.2%	Value	Value
First American Government Obligations Fund - Class X, 4.15% (Cost $28,926,827) (b)(c)	28,926,827	$ 28,926,827

Investments at Value - 126.9% (Cost $123,765,569)		$ 125,756,706

Liabilities in Excess of Other Assets - (26.9%)		(26,670,561)

Net Assets - 100.0%		$ 99,086,145

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of August 31, 2025 was $28,198,231.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.
(c)	This security was purchased with cash collateral held from securities on loan.

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2025 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodities Futures
E-Mini Gold Future	16	9/26/2025	$ 2,789,760	$ 67,080

Index Futures
E- Mini Dow Jones Industrial Average Future	2	9/19/2025	456,010	20,181
E-Mini S&P 500 Future	8	9/19/2025	2,589,100	56,594
E-Mini NASDAQ 100 Future	5	9/19/2025	2,346,175	13,709
MSCI Emerging Markets Future	32	9/19/2025	2,023,840	74,679
Total Index Futures			7,415,125	165,163

Treasury Futures
10 Year U.S. Treasury Note Future	73	12/19/2025	8,212,500	(825)
2 Year U.S. Treasury Note Future	73	12/31/2025	15,223,352	(3,603)
5 Year U.S. Treasury Note Future	119	12/31/2025	13,026,781	4,132
U.S. Treasury Long Bond Future	28	12/19/2025	3,199,000	(15,455)
Total Treasury Futures			39,661,633	(15,751)

Total Futures Contracts			$ 49,866,518	$ 216,492

The average monthly notional value of futures contracts during the period ended August 31, 2025 was $48,357,927.